WARRANTS - Issued with Series B Preferred Stock (Details) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 28, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) Y Rate $ / shares shares	Mar. 31, 2019 USD ($)	Sep. 30, 2019 Y Rate
Warrants
Warrants to purchase common stock (in dollars) | $			$ 80
Warrants Issued with Series B Preferred Stock
Warrants
Warrants to purchase common stock (in shares) | shares	23,867	72,261
Warrants to purchase common stock (in dollars) | $	$ 100	$ 200
Exercise price (in dollars per share) | $ / shares	$ 8.24	$ 8.24
Expiration term	10 years	10 years
2018 Warrants | Warrants Issued with Series B Preferred Stock
Warrants
Warrants to purchase common stock (in shares) | shares		72,261
Warrants to purchase common stock (in dollars) | $		$ 200
Exercise price (in dollars per share) | $ / shares		$ 8.24
Expiration term		10 years
2018 Warrants | Warrants Issued with Series B Preferred Stock | Contractual term (in years)
Warrants
Measurement input | Y		10.0		10.0
2018 Warrants | Warrants Issued with Series B Preferred Stock | Volatility
Warrants
Measurement input		0.7322		0.7448
2018 Warrants | Warrants Issued with Series B Preferred Stock | Risk-free interest rate
Warrants
Measurement input		0.0270		0.0320
2018 Warrants | Warrants Issued with Series B Preferred Stock | Dividend yield
Warrants
Measurement input		0.0000		0.0000
2019 Warrants | Warrants Issued with Series B Preferred Stock | Contractual term (in years)
Warrants
Measurement input | Y				10.00
2019 Warrants | Warrants Issued with Series B Preferred Stock | Volatility
Warrants
Measurement input				0.7322
2019 Warrants | Warrants Issued with Series B Preferred Stock | Risk-free interest rate
Warrants
Measurement input				0.0270
2019 Warrants | Warrants Issued with Series B Preferred Stock | Dividend yield
Warrants
Measurement input				0.0000